Profit Share	9 Months Ended
Sep. 30, 2015
Profit Share [Abstract]
Profit Share

4. PROFIT SHARE

The following table indicates the total profit share earned and accrued during the three and nine months ended September 30, 2015 and 2014. Profit share earned (from Unitholders' redemptions) is credited to the New Profit Memo Account as defined in the Trust’s Declaration of Trust and Trust Agreement (the “Trust Agreement”).

	Three months ended:
	September 30,		September 30,
	2015		2014
Profit share earned	$578		$0
Profit share accrued	154,423	(1)	0
Total profit share	$155,001		$0

(1) Included in “Other liabilities” in the Statements of Financial Condition.

	Nine months ended:
	September 30,		September 30,
	2015		2014
Profit share earned	$5,221		$0
Profit share accrued	154,423	(1)	0
Total profit share	$159,644		$0

(1) Included in “Other liabilities” in the Statements of Financial Condition.